SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is April 10, 2017. For Certain MFS® Funds

Effective immediately, the section entitled “Appendix H — Waivers of Sales Charges” and all supplements and references to such section are hereby deleted in their entirety.

1028480	MULTI-SAI-SUP-I-041017